UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2006
                                               --------------

Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 108 Traders Cross, Suite 105
         Bluffton, SC 29910

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 705-6690

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Bluffton, SC      NOVEMBER 9, 2006
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       65
                                        -------------

Form 13F Information Table Value Total:   $108,215
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                             INVEST-   OTHER   VOTING
NAME OF ISSUER               TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                              CLASS           (X$1000)       CRETION   GERS    SOLE

   			                	   	          	                                                                           DISC  GERS

AFLAC INC                      COMMON  ^001055102 1,926  42095  SOLE  N/A     42095
ABBOTT LABORATORIES            COMMON  ^002824100 1,646  33891  SOLE  N/A     33891
ALBEMARLE CORP                 COMMON  ^012653101   917  16880  SOLE  N/A     16880
ALTRIA GROUP INC               COMMON  02209S103    408   5335  SOLE  N/A      5335
AMERICAN INTERNATIONAL INC     COMMON  ^026874107   921  13905  SOLE  N/A     13905
AMGEN INC                      COMMON  ^031162100   885  12375  SOLE  N/A     12375
ARCHER-DANIELS-MIDLAND CO      COMMON  ^039483102 2,128  56183  SOLE  N/A     56183
ARROW INTERNATIONAL INC        COMMON  ^042764100 1,904  59850  SOLE  N/A     59850
AUTOMATIC DATA PROCESSING      COMMON  ^053015103 1,427  30147  SOLE  N/A     30147
BB&T CORPORATION               COMMON  ^054937107 1,006  22985  SOLE  N/A     22985
BANK OF AMERICA CORP           COMMON  ^060505104 4,119  76887  SOLE  N/A     76887
CANADIAN NATIONAL RAILWAY      COMMON  ^136375102 1,630  38865  SOLE  N/A     38865
CATERPILLAR INC                COMMON  ^149123101 2,856  43410  SOLE  N/A     43410
CHEVRON CORP                   COMMON  ^166764100   407   6270  SOLE  N/A      6270
CITIGROUP INC                  COMMON  ^172967101 3,585  72185  SOLE  N/A     72185
CROSSTEX ENERGY LP             COMMON  22765U102    412  11520  SOLE  N/A     11520
DNP SELECT INCOME FUND         COMMON  23325P104    135  12600  SOLE  N/A     12600
DUFF & PHELPS UTIL & CORP      COMMON  26432K108  1,002  87450  SOLE  N/A     87450
EATON VANCE CORP               COMMON  ^278265103 2,643  91575  SOLE  N/A     91575
ECOLAB INC                     COMMON  ^278865100 1,185  27670  SOLE  N/A     27670
EMERSON ELECTRIC CO            COMMON  ^291011104   767   9150  SOLE  N/A      9150
ENBRIDGE ENERGY PARTNERS       COMMON  29250R106  3,623  77830  SOLE  N/A     77830
ENERGY TRANSFER PARTNERS       COMMON  29273R109  3,932  84860  SOLE  N/A     84860
ENTERPRISE PRODUCTS PARTN      COMMON  ^293792107 4,286 160225  SOLE  N/A    160225
EXXON MOBIL CORP               COMMON  30231G102  1,902  28344  SOLE  N/A     28344
FRANKLIN ELECTRIC CO INC       COMMON  ^353514102 1,294  24356  SOLE  N/A     24356
GENERAL ELECTRIC CO            COMMON  ^369604103 4,561 129200  SOLE  N/A    129200
GENERAL MILLS INC              COMMON  ^370334104   214   3784  SOLE  N/A      3784
GENZYME CORP                   COMMON  ^372917104   445   6600  SOLE  N/A      6600
JOHN HAN BK & THRIFT OPP       COMMON  ^409735107   159  16311  SOLE  N/A     16311
JPMORGAN CHASE & CO            COMMON  46625H100  1,158  24670  SOLE  N/A     24670
HERSHEY CO/THE                 COMMON  ^427866108 1,435  26850  SOLE  N/A     26850
HOME DEPOT INC                 COMMON  ^437076102 2,024  55815  SOLE  N/A     55815
JOHNSON & JOHNSON              COMMON  ^478160104 2,629  40489  SOLE  N/A     40489
KAYNE ANDERSON MLP INVEST      COMMON  ^486606106   988  35500  SOLE  N/A     35500
KINDER MORGAN ENERGY PRTN      COMMON   494550106   711  16200  SOLE  N/A     16200
MAGELLAN MIDSTREAM PARTNE      COMMON   55907R108 5,028 136255  SOLE  N/A    136255
MCDONALD'S CORP                COMMON   580135101 2,443  62450  SOLE  N/A     62450
MEDTRONIC INC                  COMMON   585055106 1,913  41196  SOLE  N/A     41196
MERIDIAN BIOSCIENCE INC        COMMON   589584101   817  34735  SOLE  N/A     34735
MICROSOFT CORP                 COMMON   594918104   227   8290  SOLE  N/A      8290
NATURAL RESOURCE PARTNERS      COMMON   63900P103 3,459  67815  SOLE  N/A     67815
NUVEEN PENN INV QUAL MUNI      COMMON   670972108   178  13150  SOLE  N/A     13150
ONEOK PARTNERS LP              COMMON   682680103   489   8700  SOLE  N/A      8700
PAYCHEX INC                    COMMON   704326107   490  13305  SOLE  N/A     13305
PENN VIRGINIA RESOURCE PA      COMMON   707884102   246  10250  SOLE  N/A     10250
PEPSICO INC                    COMMON   713448108 1,269  19445  SOLE  N/A     19445
PFIZER INC                     COMMON   717081103 3,082 108673  SOLE  N/A    108673
PIMCO CORPORATE INCOME FU      COMMON   72200U100   472  29900  SOLE  N/A     29900
PLAINS ALL AMER PIPELINE       COMMON   726503105 2,518  54570  SOLE  N/A     54570
PRAXAIR INC                    COMMON   74005P104 1,903  32170  SOLE  N/A     32170
PRINCIPAL FINANCIAL GROUP      COMMON   74251V102   223   4100  SOLE  N/A      4100
PROCTER & GAMBLE CO            COMMON   742718109 2,717  43841  SOLE  N/A     43841
ROPER INDUSTRIES INC           COMMON   776696106 2,328  52035  SOLE  N/A     52035
STAPLES INC                    COMMON   855030102   680  27950  SOLE  N/A     27950
STATE STREET CORP              COMMON   857477103 1,718  27535  SOLE  N/A     27535
SUNOCO LOGISTICS PARTNERS      COMMON   86764L108 5,176 115645  SOLE  N/A    115645
SYNOVUS FINANCIAL CORP         COMMON   8716C0105 1,164  39645  SOLE  N/A     39645
TEPPCO PARTNERS LP             COMMON   872384102   450  12100  SOLE  N/A     12100
TORTOISE ENERGY INFRASTRU      COMMON   89147L100   392  12400  SOLE  N/A     12400
US BANCORP                     COMMON   902973304 1,946  58565  SOLE  N/A     58565
UNITED TECHNOLOGIES CORP       COMMON   913017109 2,226  35140  SOLE  N/A     35140
VALERO LP                      COMMON   91913W104 1,452  29038  SOLE  N/A     29038
WACHOVIA CORP                  COMMON   929903102 1,579  28292  SOLE  N/A     28292
WELLS FARGO & COMPANY          COMMON   949746101   360   9940  SOLE  N/A      9940

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